Item 1. Report to Shareholders

T. Rowe Price Institutional Mid-Cap Equity Growth Fund
--------------------------------------------------------------------------------
December 31, 2003

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Institutional Mid-Cap Equity Growth Fund
Certified Annual Report
December 31, 2003

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The index return does not reflect expenses, which have been deducted from the fund's return.

[Graphic Omitted]

Institutional Mid-Cap Equity Growth Fund
--------------------------------------------------------------------------------

As of 12/31/03

Institutional Mid-Cap Equity Growth Fund $24,479

S&P MidCap 400 Index $28,648

Lipper Mid-Cap Growth Funds Index $15,579


                                                                   Institutional
                               S&P MidCap Lipper Mid-Cap Mid-Cap Equity 400 Index Growth Funds Index Growth Fund

7/31/96                          $10,000           $10,000              $10,000

12/96                             11,706            11,137               11,610

12/97                             15,482            12,400               13,745

12/98                             18,441            13,986               16,693

12/99                             21,156            24,297               20,883

12/00                             24,860            20,377               22,524

12/01                             24,710            16,084               22,258

12/02                             21,124            11,505               17,449

12/03                             28,648            15,579               24,479


Average Annual Compound Total Return
--------------------------------------------------------------------------------

                                                                          Since
                                                                      Inception
Periods Ended 12/31/03            1 Year           5 Years              7/31/96

Institutional Mid-Cap
Equity Growth Fund                40.29%              7.96%               12.83%

S&P MidCap 400 Index              35.62               9.21                15.24

Russell Midcap Growth
Index                             42.71               2.01                 8.57

Lipper Mid-Cap Growth
Funds Index                       35.42               2.18                 6.16

Returns do not reflect taxes that the shareholder may pay on distributions or the redemption of shares. Past performance cannot guarantee future results.

Dear Shareholder,
We are pleased to report that the Institutional Mid-Cap Equity Growth Fund generated excellent returns in 2003, as shown in the table on the preceding page. Our results modestly trailed the outstanding gain of the aggressive-growth-oriented Russell Midcap Growth Index, but exceeded the returns of the broad S&P MidCap 400 Index and the Lipper Mid-Cap Growth Funds Index.

As you know, the fund's objective is to seek long-term capital appreciation by investing in mid-cap stocks offering the potential for above-average earnings growth.

[Graphic Omitted]

Major Index Returns
--------------------------------------------------------------------------------

Period Ended 12/31/03
12-Month Return

S&P 500 Stock Index                                                       29%

S&P MidCap 400 Index                                                      36%

Russell 2000 Index                                                        47%

Nasdaq Composite                                                          50%


The Major Index Returns chart shows how various domestic market indexes performed over the fund's fiscal year. As you can see, the most aggressive indices, the small-cap Russell 2000 Index and the tech-heavy Nasdaq Composite Index, produced the most outsized returns in 2003. The broad mid-cap universe, as measured by the S&P MidCap 400 Index, also delivered strong performance, ahead of the large-cap dominated S&P 500 Index.

Top 5 Sectors
--------------------------------------------------------------------------------

                                                Percent of           Percent of
                                                Net Assets           Net Assets
                                                  12/31/02             12/31/03
--------------------------------------------------------------------------------
Information Technology                                21.7%                23.8%

Health Care                                           21.9                 18.9

Consumer Discretionary                                15.5                 15.8

Industrials and Business
Services                                              16.0                 14.3

Energy                                                 9.3                  8.1

For comparison purposes, we have restated the historical weightings to incorporate changes to the sector and industry classification system.

The Top 5 Sectors table shows how our weightings among the fund's top five sectors changed over the last year. The most significant changes were a reduction in our exposure to the health care sector, partly the result of profit taking in the generic drug group. We still consider health care one of the most fundamentally attractive sectors in which to invest.


Best and Worst Contributors
--------------------------------------------------------------------------------
12 Months Ended 12/31/03

BEST CONTRIBUTORS
--------------------------------------------------------------------------------
Omnicare

Nextel Communications

Best Buy

VeriSign

Gilead Sciences


WORST CONTRIBUTORS
--------------------------------------------------------------------------------
Weight Watchers

BISYS Group**

Vertex Pharmaceuticals

Apogent Technologies**

Westwood One**

** Position eliminated

The Best and Worst Contributors table shows the five largest contributors and detractors to the fund's performance in 2003. The largest contributors to performance were institutional pharmacy services provider Omnicare, wireless services provider Nextel Communications, discount consumer electronics leader Best Buy, Internet security software provider VeriSign, and biotechnology company Gilead Sciences. The largest detractors were weight-loss firm Weight Watchers, financial data pro-cessor BISYS Group, biotechnology company Vertex Pharmaceuticals, laboratory supplies distributor Apogent Technologies, and radio chain Westwood One.

Finally, I'm sure you are aware that mutual fund com-panies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. No T. Rowe Price executives or portfolio managers or investment personnel of the T. Rowe Price mutual funds have engaged in any inappropriate trading of T. Rowe Price mutual funds. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

Thank you for your continued support.

Respectfully submitted,

James S. Riepe
Chairman

January 14, 2004

Financial Highlights

T. Rowe Price Institutional Mid-Cap Equity Growth Fund

Certified Annual Report

                                 For a share outstanding throughout each period
                    ------------------------------------------------------------
                          Year
                         Ended
                      12/31/03    12/31/02    12/31/01    12/31/00    12/31/99
NET ASSET VALUE

Beginning
of period            $   15.24   $   19.44   $   19.84   $   20.07   $   16.28

Investment
activities
  Net investment
  income (loss)          (0.04)      (0.05)      (0.04)      (0.04)      (0.02)

  Net realized
  and unrealized
  gain (loss)             6.18       (4.15)      (0.20)       1.59        4.08

  Total from
  investment
  activities              6.14       (4.20)      (0.24)       1.55        4.06

Distributions
  Net realized
  gain                    --          --         (0.16)      (1.78)      (0.27)

NET ASSET VALUE

End of
period               $   21.38   $   15.24   $   19.44   $   19.84   $   20.07
                     ----------------------------------------------------------
Ratios/
Supplemental Data

Total return^            40.29%     (21.60)%     (1.18)%      7.86%      25.10%

Ratio of total
expenses to
average net assets        0.65%       0.65%       0.65%       0.65%       0.70%

Ratio of net
investment
income (loss)
to average
net assets               (0.26)%     (0.31)%     (0.23)%     (0.20)%     (0.13)%

Portfolio
turnover rate             52.2%       38.1%       48.6%       67.5%       55.4%

Net assets,
end of period
(in thousands)        $ 382,468   $ 263,326   $ 308,279   $ 308,336   $ 265,724

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments (ss.)

T. Rowe Price Institutional Mid-Cap Equity Growth Fund

Certified Annual Report

December 31, 2003

                                                    Shares                Value
--------------------------------------------------------------------------------
                                                                       ($ 000s)
COMMON STOCKS  98.1%

CONSUMER DISCRETIONARY  15.8%

Hotels, Restaurants & Leisure  2.2%

Fairmont Hotels                                    120,000                3,257

Starbucks *                                         67,000                2,215

The Cheesecake Factory *                            68,000                2,994

                                                                          8,466

Household Durables  0.6%

Garmin                                              40,000                2,179

                                                                          2,179

Leisure Equipment & Products  1.0%

Brunswick                                          123,000                3,915

                                                                          3,915

Media  5.7%

Cablevision Systems, Class A *                     104,000                2,433

Catalina Marketing *                               130,000                2,621

Citadel Broadcasting *                             121,000                2,707

Cox Radio, Class A *                               104,000                2,624

Entercom Communications *                           24,000                1,271

Lamar Advertising, Class A *                        83,000                3,097

Rogers Communications, Class B                     126,000                2,079

Scholastic *                                        75,000                2,553

Scripps, Class A                                     9,000                  847

XM Satellite Radio Holdings
  Class A *                                         55,000                1,450

                                                                         21,682

Multiline Retail  1.8%

99 Cents Only Stores *                              26,000                  708

Dollar Tree Stores *                               103,000                3,096

Family Dollar Stores                                80,000                2,871

                                                                          6,675

Specialty Retail  4.5%

Best Buy                                            66,000                3,448

O'Reilly Automotive *                               75,000                2,877

PETsMART                                           122,000                2,903

Ross Stores                                        145,000                3,832

Weight Watchers *                                   40,000                1,535

Williams-Sonoma *                                   79,000                2,747

                                                                         17,342

Total Consumer Discretionary                                             60,259


CONSUMER STAPLES  2.9%

Beverages  0.9%

Cott *                                             120,000                3,361

                                                                          3,361

Food & Staples Retailing  1.5%

Shoppers Drug Mart, 144A
  (CAD) *                                           63,000                1,462

Whole Foods Market *                                65,000                4,363

                                                                          5,825

Personal Products  0.5%

Estee Lauder, Class A                               52,000                2,042

                                                                          2,042

Total Consumer Staples                                                   11,228


ENERGY  8.1%

Energy Equipment & Services  4.5%

BJ Services *                                      132,000                4,739

Cooper Cameron *                                    63,100                2,941

Diamond Offshore Drilling                          137,200                2,814

FMC Technologies *                                 114,000                2,656

Smith International *                               97,000                4,027

                                                                         17,177

Oil & Gas  3.6%

Devon Energy                                        16,000                  916

EOG Resources                                       88,000                4,063

Murphy Oil                                          60,000                3,919

Western Gas Resources                               46,000                2,173

XTO Energy                                         100,000                2,830

                                                                         13,901

Total Energy                                                             31,078

FINANCIALS  7.2%

Capital Markets  3.3%

Charles Schwab                                     119,000                1,409

Eaton Vance                                         79,000                2,894

Franklin Resources                                  12,000                  625

Investor's Financial Services                       39,000                1,498

Legg Mason                                          32,000                2,470

Waddell & Reed Financial
  Class A                                          160,000                3,754

                                                                         12,650

Commercial Banks  0.2%

Silicon Valley Bancshares *                         20,000                  721

Diversified Financial Services  1.1%

CapitalSource *                                     70,000                1,518

Principal Financial Group                           77,000                2,546

                                                                          4,064

Insurance  2.1%

Axis Capital Holdings                               64,000                1,874

Nationwide Financial Services
  Class A                                           48,000                1,587

Protective Life                                     64,000                2,166

Willis Group Holdings                               68,000                2,316

                                                                          7,943

Thrifts & Mortgage Finance  0.5%

Radian Group                                        44,000                2,145

                                                                          2,145

Total Financials                                                         27,523

HEALTH CARE  18.9%

Biotechnology  5.6%

Abgenix *                                           59,000                  735

Alkermes *                                          73,000                  986

Amylin Pharmaceuticals *                            43,000                  956

Biogen Idec *                                       49,400                1,817

Cephalon *                                          55,000                2,663

Gilead Sciences *                                   63,000                3,663

Human Genome Sciences *                             78,000                1,034

Imclone Systems *                                   34,000                1,348

MedImmune *                                        138,000                3,505

Millennium Pharmaceuticals *                        60,000                1,120

Neurocrine Biosciences *                            32,000                1,745

Protein Design Labs *                               56,000                1,002

Vertex Pharmaceuticals *                            84,000                  859

                                                                         21,433

Health Care Equipment & Supplies  1.1%

Edwards Lifesciences *                              50,000                1,504

Invitrogen *                                        15,000                1,050

Waters Corporation *                                56,000                1,857

                                                                          4,411

Health Care Providers & Services  9.3%

AmerisourceBergen                                   63,000                3,537

Anthem *                                            54,000                4,050

Davita *                                            54,000                2,106

Health Management, Class A                         164,000                3,936

Laboratory Corporation
  of America *                                     106,000                3,917

Manor Care                                         142,000                4,909

Omnicare                                           194,000                7,836

Universal Health Services,
  Class B                                           49,000                2,632

WebMD *                                             39,000                  351

WellChoice *                                        20,000                  690

WellPoint Health Networks *                         16,000                1,552

                                                                         35,516

Pharmaceuticals  2.9%

Andrx *                                             87,000                2,091

Barr Laboratories *                                 34,000                2,616

IVAX *                                             146,000                3,487

Teva Pharmaceutical ADR                             48,000                2,722

                                                                         10,916

Total Health Care                                                        72,276


INDUSTRIALS & BUSINESS SERVICES  14.3%

Aerospace & Defense  2.9%

Alliant Techsystems *                               72,000                4,159

L-3 Communications Holdings *                       34,000                1,746

Rockwell Collins                                   164,000                4,925

                                                                         10,830

Air Freight & Logistics  0.5%

Expeditors International
  of Washington                                     52,000                1,958

                                                                          1,958

Airlines  0.4%

JetBlue Airways *                                   60,000                1,591

                                                                          1,591

Building Products  1.0%

American Standard *                                 38,000                3,827

                                                                          3,827

Commercial Services & Supplies  5.5%

Apollo Group, Class A *                             23,000                1,564

ChoicePoint *                                      139,000                5,294

Education Management *                              78,000                2,421

Manpower                                            96,000                4,520

Robert Half International *                        158,000                3,688

Viad                                               141,000                3,525

                                                                         21,012

Industrial Conglomerates  1.1%

Roper Industries                                    86,000                4,236

                                                                          4,236

Machinery  2.7%

Danaher                                             36,000                3,303

ITT Industries                                      51,000                3,785

Oshkosh Truck                                       64,000                3,266

                                                                         10,354

Trading Companies & Distributors  0.2%

Fastenal                                            16,000                  799

                                                                            799

Total Industrials & Business Services                                    54,607

INFORMATION TECHNOLOGY  23.8%

Communications Equipment  1.9%

3Com *                                              68,400                  559

Advanced Fibre Communications*                      30,000                  604

Harris                                             103,000                3,909

QLogic *                                            28,000                1,445

Research In Motion *                                10,000                  668

                                                                          7,185

Computer & Peripherals  1.6%

Diebold                                             48,000                2,586

Lexmark International, Class A *                    28,000                2,202

Seagate Technology                                  70,000                1,323

                                                                          6,111

Electronic Equipment & Instruments  1.5%

CDW                                                 52,000                3,003

Jabil Circuit *                                     72,000                2,038

Molex, Class A                                      28,000                  822

                                                                          5,863


Internet Software & Services  1.9%

InterActiveCorp *                                   38,000                1,289

Monster Worldwide *                                 99,000                2,174

VeriSign *                                         228,000                3,717

                                                                          7,180

IT Services  7.4%

Affiliated Computer Services
  Class A *                                         48,000                2,614

BearingPoint *                                     237,000                2,391

Ceridian *                                         159,000                3,330

Certegy                                            118,000                3,870

DST Systems *                                      111,000                4,635

Fiserv *                                            80,000                3,161

Hewitt Associates, Class A *                       106,400                3,181

Iron Mountain *                                     87,000                3,440

SunGard Data Systems *                              67,000                1,857

                                                                         28,479

Semiconductor & Semiconductor Equipment  4.4%

AMIS Holdings *                                     93,000                1,700

ASML Holding ADS *                                 108,000                2,165

Integrated Circuit Systems *                        32,400                  923

Intersil Holding, Class A                          137,000                3,405

Microchip Technology                               119,000                3,970

Novellus Systems *                                  60,000                2,523

Semtech *                                           90,000                2,046

                                                                         16,732

Software  5.1%

Adobe Systems                                       70,000                2,751

Cadence Design Systems *                           171,000                3,075

Intuit *                                            56,000                2,963

Macromedia *                                       117,000                2,087

Mercury Interactive *                               48,000                2,335

Network Associates *                               253,000                3,805

Red Hat *                                           59,000                1,107

Siebel Systems *                                   100,000                1,387

                                                                         19,510

Total Information Technology                                             91,060

MATERIALS  3.8%

Chemicals  1.1%

Potash Corp./Saskatchewan                           51,000                4,411

                                                                          4,411

Metals & Mining  2.7%

International Steel Group *                         50,000                1,947

Newmont Mining                                      80,000                3,889

Nucor                                               80,000                4,480

                                                                         10,316

Total Materials                                                          14,727

TELECOMMUNICATION SERVICES  3.3%

Diversified Telecommunication Services  0.4%

NTL *                                               22,000                1,534

                                                                          1,534

Wireless Telecommunication Services  2.9%

Crown Castle International *                       189,000                2,085

Nextel Communications
  Class A *                                        150,000                4,209

Nextel Partners, Class A *                         120,000                1,614

Triton PCS Holdings, Class A *                      71,000                  396

Western Wireless, Class A *                        142,000                2,607

                                                                         10,911

Total Telecommunication Services                                         12,445

Total Common Stocks (Cost  $269,364)                                    375,203

SHORT-TERM INVESTMENTS  1.4%

Money Market Fund  1.4%

T. Rowe Price Government Reserve Investment
  Fund, 0.94%#                                   5,304,009                5,304

Total Short-Term Investments

(Cost  $5,304)                                                            5,304

Total Investments in Securities

99.5% of Net Assets (Cost $274,668)                                     380,507


(ss.) Denominated in U.S. dollar unless otherwise noted

#    Seven-day yield

*    Non-income producing

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers--total of such securities at period-end amounts to $1,462,000 and represents 0.4% of net assets

ADR  American Depository Receipts

ADS  American Depository Shares

CAD  Canadian dollar

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

Certified Annual Report

December 31, 2003

($ 000s)

Investments in securities, at value (cost $274,668)        $            380,507

Other assets                                                              5,354

Total assets                                                            385,861

Liabilities

Total liabilities                                                         3,393

NET ASSETS                                                 $            382,468
                                                           --------------------

Net Assets Consist of:

Undistributed net realized gain (loss)                     $            (11,603)

Net unrealized gain (loss)                                              105,839

Paid-in-capital applicable to 17,891,083 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                      288,232

NET ASSETS                                                 $            382,468
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $              21.38
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

Statement of Operations

T. Rowe Price Institutional Mid-Cap Equity Growth Fund

Certified Annual Report

December 31, 2003

($ 000s)

                                                                           Year
                                                                          Ended
                                                                       12/31/03
Investment Income (Loss)

Dividend Income                                            $              1,208

Expenses
  Investment management                                                   1,835

  Custody and accounting                                                    127

  Legal and audit                                                            14

  Directors                                                                   5

  Shareholder servicing                                                       4

  Prospectus and shareholder report                                           2

  Miscellaneous                                                               6

  Total Expenses                                                          1,993

Net investment income (loss)                                               (785)

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                             14,253

  Foreign currency transactions                                              (2)

  Net realized gain (loss)                                               14,251

Change in net unrealized gain (loss) on securities                       91,686

Net realized and unrealized gain (loss)                                 105,937

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $            105,152
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets

T. Rowe Price Institutional Mid-Cap Equity Growth Fund

Certified Annual Report

December 31, 2003

($ 000s)

                                                      Year                 Year
                                                     Ended                Ended
                                                  12/31/03             12/31/02
Increase (Decrease) in Net Assets

Operations
  Net investment income                    $          (785)     $          (906)

  Net realized gain (loss)                          14,251              (10,165)

  Change in net unrealized gain or loss             91,686              (60,942)

  Increase (decrease) in net assets from
  operations                                       105,152              (72,013)

Capital share transactions *
  Shares sold                                       70,498               83,805

  Shares redeemed                                  (56,508)             (56,745)

  Increase (decrease) in net assets from
  capital share transactions                        13,990               27,060

Net Assets

Increase (decrease) during period                  119,142              (44,953)

Beginning of period                                263,326              308,279

End of period                              $       382,468      $       263,326
                                           -------------------------------------
*Share information
  Shares sold                                        3,780                4,901

  Shares redeemed                                   (3,165)              (3,481)

  Increase (decrease) in shares outstanding            615                1,420

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

T. Rowe Price Institutional Mid-Cap Equity Growth Fund

Certified Annual Report

December 31, 2003

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Mid-Cap Equity Growth Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on July 31, 2003. The fund seeks to provide long-term capital appreciation through investments in mid-cap stocks with potential for above-average earnings growth.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the NYSE. Normally, developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE will not be reflected in security valuations used by the fund to compute its share price. However, if developments are so significant that they will, in the judgment of the fund, clearly and materially affect security values, such valuations may be adjusted to reflect the estimated fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Rebates and Credits
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $16,000 for the year ended December 31, 2003. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid on an annual basis. Capital gain distributions, if any, are typically declared and paid on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


NOTE 2 - INVESTMENT TRANSACTIONS

Purchases and sales of portfolio securities, other than short-term securities, aggregated $168,089,000 and $157,583,000, respectively, for the year ended December 31, 2003.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

There were no distributions in the year ended December 31, 2003. At December 31, 2003, the tax-basis components of net assets were as follows:

Unrealized appreciation                                    $        112,795,000

Unrealized depreciation                                              (6,958,000)

Net unrealized appreciation (depreciation)                          105,837,000

Capital loss carryforwards                                          (11,601,000)

Paid-in capital                                                     288,232,000

Net assets                                                 $        382,468,000
                                                           --------------------

The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. In 2003, the fund utilized $10,605,000 of capital loss carryforwards. As of December 31, 2003, the fund had $73,000 of capital loss carryforwards that expire in 2009, and $11,528,000 that expire in 2010.

For the year ended December 31, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to the current net operating loss. Results of operations and net assets were not affected by these reclassifications.

Undistributed net investment income                        $            785,000

Paid-in capital                                                        (785,000)

At December 31, 2003, the cost of investments for federal income tax purposes was $274,670,000.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee equal to 0.60% of the fund's average daily net assets. The fee is computed daily and paid monthly. At December 31, 2003, investment management fee payable totaled $193,000.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled $70,000 for the year ended December 31, 2003, of which $6,000 was payable at period-end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the year ended December 31, 2003, dividend income from the Reserve Funds totaled $54,000.

T. Rowe Price Institutional Mid-Cap Equity Growth Fund

Certified Annual Report

Report of Independent Auditors

To the Board of Directors of T. Rowe Price Institutional Equity Funds, Inc. and Shareholders of T. Rowe Price Institutional Mid-Cap Equity Growth Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Institutional Mid-Cap Equity Growth Fund (one of the portfolios comprising T. Rowe Price Institutional Equity Funds, Inc., hereafter referred to as the "Fund") at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Baltimore, Maryland
January 26, 2004

T. Rowe Price Institutional Mid-Cap Equity Growth Fund

Certified Semiannual Report

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Institutional Mid-Cap Equity Growth Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price Institutional Mid-Cap Equity Growth Fund

Certified Annual Report

About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Date of Birth)
Year Elected*
Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies
--------------------------------------------------------------------------------
Anthony W. Deering
(1/28/45)
2001
Director, Chairman of the Board, President, and Chief Executive Officer, The Rouse Company, real estate developers; Director, Mercantile Bank (4/03 to present)
--------------------------------------------------------------------------------
Donald W. Dick, Jr.
(1/27/43)
1996
Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm
--------------------------------------------------------------------------------
David K. Fagin
(4/9/38)
1996
Director, Golden Star Resources Ltd., Canyon Resources Corp. (5/00 to
present), and Pacific Rim Mining Corp. (2/02 to present); Chairman and President, Nye Corp.
--------------------------------------------------------------------------------
Karen N. Horn
(9/21/43)
2003
Managing Director and President, Global Private Client Services, Marsh Inc.; Managing Director and Head of International Private Banking, Bankers Trust; Director, Eli Lilly and Company
--------------------------------------------------------------------------------
F. Pierce Linaweaver
(8/22/34)
2001
President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers
--------------------------------------------------------------------------------
John G. Schreiber
(10/21/46)
2001
Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Senior Advisor and Partner, Blackstone Real Estate Advisors, L.P.; Director, AMLI Residential Properties Trust, Host Marriott Corp., and The
Rouse Company
--------------------------------------------------------------------------------
Hubert D. Vos**
(8/2/33)
1996
Owner/President, Stonington Capital Corp., a private investment company
--------------------------------------------------------------------------------
Paul M. Wythes**
(6/23/33)
1996
Founding Partner, Sutter Hill Ventures, a venture capital limited partnership, providing equity capital to young high-technology companies throughout the United States; Director, Teltone Corp.
--------------------------------------------------------------------------------

* Each independent director oversees 107 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

**   Retired from Board of Directors effective December 31, 2003.

T. Rowe Price Institutional Mid-Cap Equity Growth Fund

Certified Annual Report

Inside Directors

Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price Portfolios Overseen]
Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies
--------------------------------------------------------------------------------
James A.C. Kennedy, CFA
(8/15/53)
1997
[39]
Director and Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------
James S. Riepe
(6/25/43)
1996
[107]
Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services Limited, T. Rowe Price Investment Services, Inc.,
T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services,
Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc.; Chairman of the Board, Institutional Equity Funds
--------------------------------------------------------------------------------
M. David Testa, CFA, CIC
(4/22/44)
1996
[107]
Chief Investment Officer, Director, and Vice President, T. Rowe Price; Vice Chairman of the Board, Chief Investment Officer, Director, and Vice President,
T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price International, Inc.; Director, T. Rowe Price Global Asset Management Limited
and T. Rowe Price Global Investment Services Limited; Director and Vice President, T. Rowe Price Trust Company; President, Institutional Equity Funds
--------------------------------------------------------------------------------

* Each inside director serves until retirement, resignation, or election of a successor.


Officers

Name (Date of Birth)
Title and Fund(s) Served
Principal Occupation(s)
--------------------------------------------------------------------------------
Preston G. Athey, CFA, CIC (7/17/49)
Vice President, Institutional Equity Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company
--------------------------------------------------------------------------------
Brian W.H. Berghuis, CFA (10/12/58)
Executive Vice President, Institutional Equity Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------
Stephen W. Boesel (12/28/44)
Vice President, Institutional Equity Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company
--------------------------------------------------------------------------------
Stephen V. Booth (6/21/61)
Vice President, Institutional Equity Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company
--------------------------------------------------------------------------------
Joseph A. Carrier (12/30/60)
Treasurer, Institutional Equity Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.
--------------------------------------------------------------------------------
Anna M. Dopkin, CFA (9/5/67)
Vice President, Institutional Equity Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------
Roger L. Fiery III, CPA (2/10/59)
Vice President, Institutional Equity Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company
--------------------------------------------------------------------------------
Henry H. Hopkins (12/23/42)
Vice President, Institutional Equity Funds
Director and Vice President, T. Rowe Price Group, Inc., T. Rowe Price
Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company; Vice President, T. Rowe Price, T. Rowe Price International,
Inc., and T. Rowe Price Retirement Plan Services, Inc.
--------------------------------------------------------------------------------

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Date of Birth)
Title and Fund(s) Served
Principal Occupation(s)
--------------------------------------------------------------------------------
Thomas J. Huber, CFA (9/23/66)
Vice President, Institutional Equity Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------
John D. Linehan, CFA (1/21/65)
Vice President, Institutional Equity Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.
--------------------------------------------------------------------------------
Patricia B. Lippert (1/12/53)
Secretary, Institutional Equity Funds
Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.
--------------------------------------------------------------------------------
Gregory A. McCrickard, CFA (10/19/58)
Executive Vice President, Institutional Equity Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company
--------------------------------------------------------------------------------
Joseph M. Milano, CFA (9/14/72)
Vice President, Institutional Equity Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------
Charles G. Pepin (4/23/66)
Vice President, Institutional Equity Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------
Larry J. Puglia, CFA, CPA (8/25/60)
Executive Vice President, Institutional Equity Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------
Brian C. Rogers, CFA, CIC (6/27/55)
Executive Vice President, Institutional Equity Funds
Director and Vice President, T. Rowe Price Group, Inc.; Vice President,
T. Rowe Price and T. Rowe Price Trust Company
--------------------------------------------------------------------------------
Robert W. Sharps, CFA, CPA (6/10/71)
Executive Vice President, Institutional Equity Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------
Robert W. Smith (4/11/61)
Executive Vice President, Institutional Equity Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.
--------------------------------------------------------------------------------
John F. Wakeman (11/25/62)
Vice President, Institutional Equity Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------
David J. Wallack (7/2/60)
Vice President, Institutional Equity Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------
Julie L. Waples (5/12/70)
Vice President, Institutional Equity Funds
Vice President, T. Rowe Price
--------------------------------------------------------------------------------
Richard T. Whitney, CFA (5/7/58)
Vice President, Institutional Equity Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company
--------------------------------------------------------------------------------

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2003                  2002
     Audit Fees                              $7,972                $8,843
     Audit-Related Fees                         480                    --
     Tax Fees                                 2,070                 2,141
     All Other Fees                             124                   137

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $719,000 and $671,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional Equity Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 20, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 20, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     February 20, 2004